Warrant Liabilities (Details Narrative) - $ / shares	1 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Warrants outstanding		13,800,000	13,800,000
Public Warrants [Member]
Statement [Line Items]
Warrant exercise period condition one		30 days
Warrant exercise period condition two		12 months
Public Warrants expiration term		5 years
Restrictions on transfer period of time after business combination completion		30 days
Private Placement Warrants [Member]
Statement [Line Items]
Warrants outstanding		10,280,000	10,280,000
Successor [Member]
Statement [Line Items]
Warrants outstanding	13,800,000
Warrant Price	$ 11.50
Successor [Member] | Redemption Of Warrants When The Price per Class A Ordinary Share Equals Or Exceeds $18.00 [Member]
Statement [Line Items]
Warrant redemption condition minimum share price	18.00
Successor [Member] | Redemption Of Warrants When The Price Per Class A Ordinary Share Equals Or Exceeds $10.00 [Member]
Statement [Line Items]
Redemption price per public warrant (in dollars per share)	0.10
Warrant redemption condition minimum share price scenario two	$ 10.00
Successor [Member] | Public Warrants [Member]
Statement [Line Items]
Warrant exercise period condition one	30 days
Warrant exercise period condition two	12 months
Public Warrants expiration term	5 years
Restrictions on transfer period of time after business combination completion	30 days
Successor [Member] | Public Warrants [Member] | Redemption Of Warrants When The Price per Class A Ordinary Share Equals Or Exceeds $18.00 [Member]
Statement [Line Items]
Warrant redemption condition minimum share price	$ 18.00
Redemption price per public warrant (in dollars per share)	$ 0.01
Redemption period	30 days
Threshold trading days for redemption of public warrants	20 days
Threshold consecutive trading days for redemption of public warrants	30 days
Threshold number of business days before sending notice of redemption to warrant holders	third trading day
Successor [Member] | Warrant [Member] | Redemption Of Warrants When The Price Per Class A Ordinary Share Equals Or Exceeds $10.00 [Member]
Statement [Line Items]
Redemption period	30 days
Threshold consecutive trading days for redemption of public warrants	30 days
Warrant redemption condition minimum share price scenario two	$ 10.00
Successor [Member] | Private Placement Warrants [Member]
Statement [Line Items]
Warrants outstanding	10,280